REPORTABLE BUSINESS SEGMENTS	3 Months Ended
Jun. 30, 2021
REPORTABLE BUSINESS SEGMENTS
REPORTABLE BUSINESS SEGMENTS

9.  REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Mass Market (formerly called Consumer) and the Commercial segments.

The chief operating decision maker monitors the operational results of the Mass Market and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as Base EBITDA, Base gross margin and Embedded gross margin as defined in the Company’s Management Discussion and Analysis.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions such as Human Resources, Finance and Information Technology.

For the period ended June 30, 2021:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$314,987	$293,685	$–	$608,672
Cost of goods sold	255,498	272,865	–	528,363
Gross margin	59,489	20,820	–	80,309
Depreciation and amortization	3,640	806	–	4,446
Administrative expenses	9,153	3,339	17,278	29,770
Selling and marketing expenses	25,132	14,540	–	39,672
Other operating expenses	7,038	990	–	8,028
Segment profit (loss)	$14,526	$1,145	$(17,278)	$(1,607)
Finance costs				(12,913)
Unrealized gain on derivative instruments and other				292,137
Realized gain on derivative instruments				17,213
Other expense, net				(489)
Reorganization costs				(20,009)
Provision for income taxes				967
Profit from continuing operations				275,299
Profit for the period				$275,299

Capital expenditures	$1,774	$35	$–	$1,809

As at June 30, 2021
Total goodwill	$163,447	$–	$–	$163,447

For the three months ended June 30, 2020:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$390,664	$295,300	$–	$685,964
Cost of goods sold	204,309	212,518	–	416,827
Gross margin	186,355	82,782	–	269,137
Depreciation and amortization	6,365	914	–	7,279
Administrative expenses	8,461	5,835	25,657	39,953
Selling and marketing expenses	27,556	19,403	–	46,959
Other operating expenses	9,115	3,517	–	12,632
Segment profit (loss)	$134,858	$53,113	$(25,657)	$162,314
Finance costs				(21,853)
Unrealized gain on derivative instruments and other				77,349
Realized loss of derivative instruments				(134,446)
Other income, net				(632)
Provision for income taxes				(634)
Profit from continuing operations				$82,098
Loss from discontinued operations				(2,948)
Profit for the period				79,150

Capital expenditures	$1,521	$165	$–	$1,686

As at June 30, 2020
Total goodwill	$170,854	$98,748	$–	$269,602

Sales from external customers

Sales based on the location of the customer.

	For the three months	For the three months
	ended	ended
	June 30, 2021	June 30, 2020
Canada	$140,478	$104,454
United States	468,194	581,510
Total	$608,672	$685,964

Non-current assets

Non-current assets by geographic segment consist of goodwill, property and equipment and intangible assets and are summarized as follows:

	As at June 30, 2021	As at March 31, 2021
Canada	$178,245	$178,802
United States	69,474	73,518
Total	$247,719	$252,320